Debt	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
5. Debt
Debt consisted of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017
(in thousands)	Short-Term	Long-Term	Total
2017 First Lien Credit Facility	$12,555	$1,242,957	$1,255,512
Unamortized debt discount and issuance costs	—	(54,495)	(54,495)
Balances at September 30, 2017	$12,555	$1,188,462	$1,201,017

	December 31, 2016
(in thousands)	Short-Term	Long-Term	Total
2016 First Lien Credit Facility	$11,000	$1,083,500	$1,094,500
2016 Second Lien Credit Facility	—	370,000	370,000
2016 Revolving Credit Facility	—	33,475	33,475
Unamortized debt discount and issuance costs	—	(103,098)	(103,098)
Total credit facilities	11,000	1,383,877	1,394,877
Capital lease obligations	171	—	171
Balances at December 31, 2016	$11,171	$1,383,877	$1,395,048

2017 First Lien Credit Facility

On August 4, 2017, the Company entered into a refinancing amendment and incremental facility amendment (the “2017 First Lien Credit Facility”) to the 2016 First Lien Credit Facility, with Deutsche Bank AG, New York Branch, as administrative agent and collateral agent, and a syndicate of commercial lenders. The 2017 First Lien Credit Facility provided for a tranche of refinancing term loans which refinanced the term loans under the 2016 First Lien Credit Facility in full and provided for additional term loans of $131.2 million. Upon effectiveness of the 2017 First Lien Credit Facility, the 2017 First Lien Credit Facility consists of:
(i)
a revolving credit facility, which permits borrowings and letters of credit of up to $75.0 million (the “2017 Revolving Credit Facility”), of which up to $25.0 million may be used or issued as standby and trade letters of credit;

(ii)	a $960.0 million Dollar-denominated term credit facility (the “2017 First Lien Dollar Term Credit Facility”); and
(iii)
a €250.0 million Euro-denominated term credit facility (the “2017 First Lien Euro Term Credit Facility”) and, together with the 2017 First Lien Dollar Term Credit Facility, the “2017 First Lien Term Credit Facility” and collectively with the 2017 Revolving Credit Facility, the “2017 First Lien Credit Facility”).

The Company used the proceeds from the 2017 First Lien Term Credit Facility to repay all amounts then outstanding under the 2016 First Lien Credit Facility, all amounts outstanding under the 2016 Second Lien Credit Facility, pay all related fees and expenses, and retained remaining cash for general corporate purposes. The Company terminated the 2016 Second Lien Credit Facility in connection with establishing the 2017 First Lien Credit Facility.
The obligations under the 2017 First Lien Credit Facility are collaterized by substantially all of the assets of Cision’s subsidiary, Canyon Companies S.à.r.l. and each of its subsidiaries organized in the United States (or any state thereof), the United Kingdom, the Netherlands, Luxembourg, and Ireland, subject to certain exceptions.
Interest is charged on U.S. dollar borrowings under the 2017 First Lien Credit Facility, at the Company’s option, at a rate based on (1) the adjusted LIBOR (a rate equal to the London interbank offered rate adjusted for statutory reserves) or (2) the alternate base rate (a rate that is highest of the (i) Deutsche Bank AG, New York Branch’s prime lending rate, (ii) the overnight federal funds rate plus 50 basis points or (iii) the one-month adjusted LIBOR plus 1%), in each case, plus an applicable margin.
The margin applicable to loans under the 2017 First Lien Dollar Term Credit Facility bearing interest at the alternate base rate is 3.25%; the margin applicable to loans under the 2017 First Lien Dollar Term Credit Facility bearing interest at the adjusted LIBOR is 4.25%, provided that each such rate is reduced by 25 basis points if the first lien net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility is less than or equal to 4.00:1.00 at the end of the most recent fiscal quarter. Interest is charged on Euro borrowings under the 2017 First Lien Credit Facility at a rate based on the adjusted EURIBOR (a rate equal to the Euro interbank offered rate adjusted for statutory reserves), plus an applicable margin. The margin applicable to loans under the 2017 First Lien Euro Term Credit Facility bearing interest at the adjusted LIBOR is 4.25%, provided that each such rate is reduced by 25 basis points if the first lien net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility is less than or equal to 4.00:1.00 at the end of the most recent fiscal quarter. As of September 30, 2017, the applicable interest rate under the 2017 First Lien Dollar Term Credit Facility and the 2017 First Lien Euro Term Credit Facility was 5.58% and 4.25%, respectively.
The margin applicable to loans under the 2017 Revolving Credit Facility bearing interest at the alternate base rate, the adjusted LIBOR, and the adjusted Euro interbank offered rate bear interest at rates of 3.00%, 4.00%, and 4.00% respectively; provided that each such rate is reduced by 25 basis points if the first lien net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility is less than or equal to 4.00:1.00 at the end of the most recent fiscal quarter. The maturity dates of the 2017 Revolving Credit Facility and the 2017 First Lien Term Credit Facility are June 16, 2022 and June 16, 2023, respectively.
As of September 30, 2017, the Company had no outstanding borrowings and $1.3 million of outstanding letters of credit under the 2017 Revolving Credit Facility and $1,256 million outstanding under the 2017 First Lien Credit Facility.
The Company incurred approximately $10.0 million in financing costs in connection with the 2017 First Lien Credit Facility, of which $1.0 million was recorded as a loss on extinguishment of debt and the remaining $9.0 million was offset against the debt. All financing costs are being amortized using the effective interest method.
The Company will make quarterly principal payments starting December 31, 2017 under each of the 2017 First Lien Dollar Term Credit Facility of $2.4 million and the 2017 First Lien Euro Term Credit Facility of €0.6 million (which amount may be reduced by the application of voluntary and mandatory prepayments pursuant to the terms of the 2017 First Lien Credit Facility), with the remaining balance due June 16, 2023.
The Company may also be required to make certain mandatory prepayments of the 2017 First Lien Credit Facility out of excess cash flow and upon the receipt of proceeds of asset sales and certain insurance proceeds (in each case, subject to certain minimum dollar thresholds and rights to reinvest the proceeds as set forth in the 2017 First Lien Credit Facility).
The 2017 First Lien Credit Facility includes a total net leverage financial maintenance covenant. Such covenant requires that, as of the last day of each fiscal quarter, the total net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2017 First Lien Credit Facility cannot exceed the applicable ratio set forth in the 2017 First Lien Credit Facility for such quarter (subject to certain rights to cure any failure to meet such ratio as set forth in the 2017 First Lien Credit Facility). The 2017 First Lien Credit Facility is also subject to certain customary affirmative covenants and negative covenants. Under the 2017 First Lien Credit Facility, the Company’s subsidiaries are prohibited from making cash dividends, subject to certain exceptions, including that the subsidiaries are permitted to declare and pay cash dividends (x) in an amount that does not exceed the sum of (i) $50.0 million, plus (ii) the sum of the amount (which amount shall not be less than zero) equal to 50% of consolidated net income of the subsidiaries from January 1, 2016 to the end of the most recent quarter subject to certain conditions, plus (iii) certain other amounts set forth in the definition of “Available Amount” in the 2017 First Lien Credit Facility or (y) so long as the total net leverage ratio under the 2017 First Lien Credit Facility does not exceed 3.75 to 1.00. As of September 30, 2017, the Company was in compliance with these covenants.
The 2017 First Lien Credit Facility provides that an event of default will occur upon specified change of control events. “Change in Control” is defined to include, among other things, the failure by Cision Owner, its affiliates and certain other “Permitted Holders” to beneficially own, directly or indirectly through one or more holding company parents of Cision, a majority of the voting equity of the borrower thereunder. See “Risk Factors — Cision’s 2016 First Lien and Second Lien Credit Agreements Contain Change of Control Provisions that Will Require Cision to Amend or Refinance this Indebtedness” in the Company’s Registration Statement on Form S-4 filed on June 14, 2017.

2016 First Lien Credit Facility

On June 16, 2016, in connection with the acquisition of PR Newswire, the Company entered into a $1,175 million credit agreement with Deutsche Bank AG, New York Branch, as administrative agent and collateral agent, and a syndicate of commercial lenders from time to time party thereto. The 2016 First Lien Credit Facility consisted of:
(i)
a revolving credit facility, which permitted borrowings and letters of credit up to $75.0 million (the “2016 Revolving Credit Facility”), of which up to $25.0 million may be used or issued as standby and trade letters of credit; and

(ii)	a $1,100 million term credit facility (the “2016 First Lien Term Credit Facility” and, together with the 2016 Revolving Credit Facility, the “2016 First Lien Credit Facility”).
The Company used the proceeds from the 2016 First Lien Credit Facility, along with proceeds from the 2016 Second Lien Credit Facility, cash equity from the sponsor and cash from the balance sheet to consummate the acquisition of PR Newswire, refinance the existing debt and pay related fees and expenses.
Interest was charged on U.S. dollar borrowings under the 2016 First Lien Credit Facility, at the Company’s option, at a rate based on (1) the adjusted LIBOR (a rate equal to the London interbank offered rate adjusted for statutory reserves, but which amount cannot be less than 1%) or (2) the alternate base rate (a rate that was highest of the (i) Deutsche Bank AG, New York Branch’s prime lending rate, (ii) the overnight federal funds rate plus 50 basis points, (iii) the one-month adjusted LIBOR plus 1% or (iv) 2%), in each case, plus an applicable margin. The margin applicable to loans under the 2016 First Lien Credit Facility bearing interest at the alternate base rate was 5.00%; the margin applicable to loans under the 2016 First Lien Credit Facility bearing interest at the adjusted LIBOR was 6.00%. Revolving borrowings in Canadian dollars bear interest at the adjusted Canadian dollar banker’s acceptance rate plus an applicable margin; revolving borrowings in Euro bear interest at the Euro interbank offered rate plus an applicable margin. The margin applicable to loans under the 2016 Revolving Facility bearing interest at the alternate base rate, the adjusted LIBOR, the adjusted Canadian dollar banker’s acceptance rate and the adjusted Euro interbank offered rate bear interest at rates of 4.75%, 5.75%, 5.75% and 5.75%, respectively, provided that each such rate is reduced by 25 basis points if the senior secured first lien net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2016 First Lien Credit Facility is less than or equal to 3.50:1.00 at the end of the most recent fiscal quarter.
On March 17, 2017, the Company entered into an incremental amendment to the 2016 First Lien Credit Facility, which provided for an incremental borrowing of $30.0 million of incremental term loans, which term loans were fungible with the 2016 First Lien Term Credit Facility. The proceeds of the incremental facility were used to fund the acquisition of Bulletin Intelligence and related transactions, to pay certain fees, costs and other expenses in connection with the Bulletin Intelligence acquisition, for the incremental amendment and for general corporate purposes.
On August 4, 2017, the Company repaid all amounts outstanding under the 2016 First Lien Credit Facility. The repayment of the 2016 First Lien Credit Facility was evaluated as a debt modification versus an extinguishment under applicable guidance and as a result, the Company recorded a loss on extinguishment of debt of $22.6 million during the three months ended September 30, 2017.
The Company incurred approximately $81.9 million in financing costs with the lenders in connection with the entry into the 2016 First Lien Credit Facility, which were offset against the debt. All financing costs were amortized using the effective interest method.

2016 Second Lien Credit Facility

On June 16, 2016, in connection with the acquisition of PR Newswire, the Company entered into a second lien credit agreement with Deutsche Bank AG, New York Branch, as administrative agent and collateral agent, and a syndicate of commercial lenders from time to time party thereto. The second lien credit agreement consisted of a $370.0 million credit facility (“2016 Second Lien Credit Facility”). The Company used the proceeds from the 2016 Second Lien Credit Facility, along with proceeds from the 2016 First Lien Credit Facility, cash equity from the sponsor and cash from the balance sheet to consummate the acquisition of PR Newswire, refinance the existing debt and pay related fees and expenses.
Interest was charged on borrowings under the 2016 Second Lien Credit Facility, at the Company’s option, at a rate based on (1) the adjusted LIBOR (a rate equal to the London interbank offered rate adjusted for statutory reserves, but which amount cannot be less than 1%) or (2) the alternate base rate (a rate that is highest of the (i) Deutsche Bank AG, New York Branch’s prime lending rate, (ii) the overnight federal funds rate plus 50 basis points, (iii) the one-month adjusted LIBOR plus 1% or (iv) 2%), in each case, plus an applicable margin. The margin applicable to loans under the 2016 Second Lien Credit Facility bearing interest at the alternate base rate was 8.50%; the margin applicable to loans under the 2016 Second Lien Credit Facility bearing interest at the adjusted LIBOR was 9.50%.
The obligations under the 2016 Second Lien Credit Facility were secured by substantially all of the assets of Canyon Companies S.à.r.l. and each of its subsidiaries organized in the United States (or any state thereof), the United Kingdom, the Netherlands, Luxembourg, and Ireland, subject to certain exceptions. The liens granted to the lenders under the 2016 Second Lien Credit Facility were junior to the liens granted to the lenders under the 2016 First Lien Credit Facility pursuant to the terms of an intercreditor agreement.
The 2016 Second Lien Credit Facility included a total net leverage financial maintenance covenant. Such covenant requires that, as of the last day of each fiscal quarter, the total net leverage ratio of Canyon Companies S.à.r.l. and its restricted subsidiaries under the 2016 Second Lien Credit Facility cannot exceed the applicable ratio set forth in the 2016 Second Lien Credit Facility for such quarter (subject to certain rights to cure any failure to meet such ratio as set forth in the 2016 Second Lien Credit Facility). The 2016 Second Lien Credit Facility was also subject to certain customary affirmative covenants and negative covenants. Under the 2016 Second Lien Credit Facility, the Company’s subsidiaries were prohibited from making cash dividends, subject to certain exceptions, including that the subsidiaries were permitted to declare and pay cash dividends (x) in an amount that does not exceed the sum of (i) $57.5 million, plus (ii) the sum of the amount (which amount shall not be less than zero) equal to 50% of consolidated net income of the subsidiaries from January 1, 2016 to the end of the most recent quarter subject to certain conditions, plus (iii) certain other amounts set forth in the definition of “Available Amount” in the 2016 Second Lien Credit Facility or (y) so long as the total net leverage ratio under the 2016 Second Lien Credit Facility does not exceed 3.75 to 1.00.
On July 7, 2017, in connection with the consummation of the merger with Capitol, the Company repaid $294.0 million of the principal amount outstanding under the 2016 Second Lien Credit Facility, plus a 1% penalty and accrued interest. The Company concluded this resulted in an extinguishment of debt and recorded a loss of $23.3 million during the three months ended September 30, 2017.
On August 4, 2017, the Company repaid all amounts outstanding under the 2016 Second Lien Credit Facility. The repayment of the 2016 Second Lien Credit Facility was evaluated as a debt modification versus an extinguishment under applicable guidance and as a result, the Company recorded a loss on extinguishment of debt of $5.0 million during the three months ended September 30, 2017.
The Company incurred approximately $24.0 million in financing costs with the lenders in connection with the entry into the 2016 Second Lien Credit Facility, which were offset against the debt. All financing costs were amortized over the term of the second lien credit agreement.
The fair value of the Company’s First Lien Credit Facility at September 30, 2017 and December 31, 2016 was $1,270 million and $1,082 million, respectively, and the fair value of the Company’s 2016 Second Lien Credit Facility at December 31, 2016 was $364.9 million. The fair value of the Company’s First and Second Lien debt was considered Level 2 in the fair value hierarchy.

Future Minimum Principal Payments

Future minimum principal payments of debt as of September 30, 2017 are as follows:

(in thousands)
Remainder of 2017	$3,139
2018	12,555
2019	12,555
2020	12,555
2021	12,555
Thereafter	1,202,153
$1,255,512